DESCRIPTION OF PLAN (Details) - 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2025 USD ($) loan item age
DESCRIPTION OF PLAN
Description of plan available	true
Minimum age for Plan eligibility | age	21
Service period for profit sharing eligibility (in hours) | item	1,000
Employer matching contribution (as a percent)	75.00%
Percentage of vesting in Employer Discretionary Matching Contribution Account	100.00%
Percentage of salary reduction contribution	100.00%
Percentage of vesting in Employee Salary Reduction and Voluntary Contribution Account	100.00%
Vesting schedule period for nonelective contributions	6 years
Amount of nonelective contributions	$ 0
Percentage of vesting in Employee Rollover Contribution Account	100.00%
Percentage of vesting in Merged Plan Asset Account	100.00%
Percentage of payment of benefits upon retirement	100.00%
Percentage of payment of benefits upon death	100.00%
Percentage of payment of benefits upon disability	100.00%
Amount of forfeiture related to an excess employer match which was used to offset administrative expenses	$ 2,802
Amount of forfeitures	0
Minimum amount that participant may borrow	1,000
Maximum amount that participant may borrow	$ 50,000
Percentage of loans employee deferral contributions	50.00%
Number of outstanding loans | loan	1
Spread on prime rate (in percent)	2.00%
Minimum
DESCRIPTION OF PLAN
Loan term (in years)	1 year
Interest rates of notes receivable from participants	5.25%
Maximum
DESCRIPTION OF PLAN
Participant compensation matched (as a percent)	6.00%
Loan term (in years)	5 years
Interest rates of notes receivable from participants	10.50%